Stockholders' Equity:	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Stockholders' equity:
Stockholders' Equity:

Note C — Stockholders’ Equity:

Stock issuance

In connection with the following common stock issuances, the Company entered into Subscription and Registration Rights Agreements (“Subscription Agreements”) with certain investors. Pursuant to the Subscription Agreements, there are warrants exercisable into 787,294 shares of common stock that remain outstanding and exercisable through July 31, 2014, at $0.8389 per share. With respect to certain of such issuances, the Company paid broker-dealer commissions in the aggregate amount of $59,500. Pursuant to the Subscription Agreements, the investors paid aggregate consideration of approximately $1,788,400, net of commissions, which has been used for working capital purposes.

On November 24, 2009, the Company entered into transactions with Tauren Exploration, Inc. (“Tauren”) and Langtry Mineral & Development, LLC (“Langtry”), both of which are entities controlled by Calvin Wallen III, the Chief Executive Officer of the Company, under which the Company acquired $30,952,810 in pre-paid drilling credits (the “Drilling Credits”) applicable towards the development of its Haynesville Shale rights in Northwest Louisiana through wells drilled by EXCO Operating Company, LP (“EXCO”) and/or BG US Production Company, LLC (“BG”). As consideration for the Drilling Credits, the Company (a) conveyed to Tauren a net overriding royalty interest of approximately 2% in its leasehold rights below the Taylor Sand formation of the Cotton Valley and (b) issued to Langtry 10,350,000 shares of Company common stock and preferred stock with a stated value of $10,350,000, convertible into Company common stock at $1.20 per common share, with a five year conversion term. The preferred stock was entitled to cumulative dividends equal to 8% per annum, payable quarterly. As of September 30, 2013, the Company has issued 16,968 additional shares of preferred stock in lieu of dividends, 2,355 of which were issued during the quarter ended September 30, 2013.

Stock and option grants

On January 14, 2011, the Company granted stock options, under the 2005 Stock Option Plan (the “Plan”), for the purchase of an aggregate of 288,667 shares of Company common stock to its Chief Financial Officer, Larry G. Badgley.  These options have an exercise price of $1.20 per share and expire five years from their issue date.  One option, for the purchase of 15,667 shares, was fully vested upon grant.  The other option, for the purchase of 273,000 shares vested on October 1, 2012. We estimated the fair value of the options on the date of grant using the Black-Scholes valuation model to be $100,997.  There was no charge to compensation expense for the three month period ending September 30, 2013, and none since October 2012, at which time the option was fully vested.

The expected term of the options represents the estimated period of time until exercise and is based on consideration to the contractual terms, vesting schedules and expectations of future employee behavior.

The risk-free interest rate is based on the U.S. Treasury bill rate in effect at the time of grant with an equivalent expected term or life. Information regarding activity for stock options under the Plan is as follows:

		Weighted-average	Weighted average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value
Outstanding, June 30, 2013	288,667	$1.20
Options granted	0	0
Options exercised	0	0
Options forfeited/expired	0	0

	288,667	1.20	2.0	$0.00

Exercisable, September 30, 2013	288,667	1.20	2.0	$0.00

On July 5, 2013, the Company paid cash of $13,000 and issued 72,500 shares of common stock to four directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the common stock granted was $20,300 based on the last sale price ($0.28 per share) on July 5, 2013, on the NYSE-MKT of the Company’s common stock. Such amount was expensed upon issuance to compensation expense.

Note C — Stockholders’ equity:

The Company’s authorized capital is 200,000,000 shares of $0.05 par value common stock and 10,000,000 shares of $0.01 par value preferred stock. 118,113 shares of preferred stock were issued and outstanding at June 30, 2013 and 109,124 shares of preferred stock were issued and outstanding at June 30, 2012.

Stock and warrants

On March 5, 2007, Cubic entered into a Credit Agreement with Wells Fargo Energy Capital , Inc. (“WFEC”) providing for a revolving credit facility of $20,000,000 and a convertible term loan of $5,000,000 (the “Credit Facility”). In connection with entering into the Credit Facility, the Company issued to WFEC warrants, with five-year expirations, for the purchase of up to 2,500,000 shares of Company common stock currently at an exercise price of $0.20 per share, which were re-priced in March 2013 from $0.9911 as partial consideration for the maturity date extension. The term loan is also convertible into 5,044,900 shares of Company common stock at a conversion price of $0.9911 per share. None of the above-referenced warrants had been exercised and all remained outstanding at June 30, 2013. The Company allocated the proceeds from the issuance of the debt to the warrants, the debt and net profits interest (see “Note E — Long-term debt”) based on their relative fair market values at the date of issuance. The value assigned to the warrants of $1,314,289 was recorded as an increase in additional paid-in capital and the value assigned to the net profits interest of $213,148 was recorded as a credit to the full cost pool for oil and gas properties.

On December 18, 2009, the Company entered into a Second Amendment to the Credit Agreement with WFEC, providing for a revolving credit facility of up to $40 million and a convertible term loan of $5 million (the “Amended Credit Agreement”). The borrowing base under the revolving credit facility was initially established at $25 million. The indebtedness bears interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, was originally scheduled to mature on July 1, 2012 and is secured by substantially all of the assets of the Company. In connection with entering into the Amended Credit Agreement, the Company issued to WFEC additional warrants, expiring on December 1, 2014, for the purchase of up to 5,000,000 shares of Company common stock, as of June 30, 2013 at an exercise price of $0.9911 per share, and extended the expiration date of the warrants to purchase 2,500,000 shares of Company common stock that were previously issued to WFEC to December 1, 2014.

On August 30, 2010, the Company entered into a Third Amendment to the Credit Agreement (the “Third Amendment”) with WFEC providing for an increase in the borrowing base for the Company’s revolving credit facility from $25 million to $30 million. The Company borrowed the full amount of the increase in the borrowing base. The indebtedness under the credit facility, which includes the revolving credit facility and a $5 million convertible term loan, bears interest at a fluctuating rate equal to the sum of the Wells Fargo Bank prime rate plus two percent (2%) per annum, matured on May 31, 2013 and was secured by substantially all of the assets of the Company. In connection with entering into the Third Amendment, the Company issued to WFEC additional warrants, expiring on December 1, 2017, for the purchase of up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.20 per share. Loan costs of $89,451 and loan discounts of $527,430 were recognized.

On June 18, 2012, the Company entered into a Fourth Amendment to Credit Agreement (the “Fourth Amendment”) with WFEC providing for, among other things, an extension of the required repayment date to December 31, 2012 and subsequently extended to May 31, 2013 (see Note E-Long-Term Debt). The Fourth Amendment also provides that the borrowing base under the Company’s revolving credit facility with WFEC shall be reduced by seventy-five percent (75%) of the total amount of cash or other readily available funds received by the Company as part of the arbitration award in connection with the arbitration involving the Company, EXCO Operating Company, L.P. and BG US Production Company LLC. The Fourth Amendment also limits the Company’s ability to pay certain general and administrative expenses and to make certain dividends on its capital stock.

As consideration for the Drilling Credits, the Company (a) conveyed to Tauren a net overriding royalty interest of approximately 2% in its leasehold rights below the Taylor Sand formation of the Cotton Valley and (b) on March 16, 2010 issued to Langtry 10,350,000 Company common shares and preferred stock with a stated value of $10,350,000, convertible into Company common shares at $1.20 per common share, with a five year conversion term. The preferred stock is entitled to cumulative dividends equal to 8% per annum, payable quarterly, which dividends may be paid in cash or in additional shares of preferred stock, in the Company’s discretion. The preferred stock may be redeemed by the Company at any time, at a redemption price equal to 20% over the original issue price, plus accrued and unpaid dividends.

In connection with the following common stock issuances, the Company entered into Subscription and Registration Rights Agreements (“Subscription Agreements”) with certain investors. Pursuant to the Subscription Agreements, the Company issued an aggregate of 2,104,001 shares of common stock and warrants exercisable into 1,052,000 shares of common stock. On August 18, 2009, four investors acquired 804,000 shares of common stock and warrants exercisable into 402,000 shares of common stock, through the payment of $683,400. On August 26, 2009, six investors acquired 1,300,001 shares of common stock and warrants exercisable into 650,000 shares of common stock, through the payment of $1,105,001. The warrants are exercisable through July 31, 2014, at $0.85 per share. With respect to certain of such issuances, the Company paid broker-dealer commissions in the aggregate amount of $59,500 to Avalon Group, Ltd. The aggregate consideration, net of commissions, from such issuances has been used for working capital purposes.  Warrants for 264,706 shares of common stock were exercised during 2011, and 787,294 warrants remain outstanding at June 30, 2013. These expire in July 2014.

Stock-based compensation

On December 29, 2005, the stockholders of the Company approved the 2005 Stock Option Plan (the “Plan”) and 3,750,000 shares of common stock were reserved. At the 2010 Annual Stockholder Meeting, stockholders approved an increase in the number of shares under the Plan by 2,000,000 shares, or a total of 5,750,000 shares, of which 4,314,195 shares had been issued through June 30, 2013. Total shares available under the Plan are 1,435,805, as of June 30, 2013.

On November 30, 2010, the Board of Directors increased the number of directors of the Company and appointed David B. Brown and Paul R. Ferretti to fill the vacancies created by such increase, in accordance with the provisions of the Company’s bylaws. The Board authorized stock grants of 3,507 shares of common stock to each of Messrs. Brown and Ferretti, which number of shares is equal to the number of shares granted to other non-management directors for calendar year 2010, on a prorated basis, with an aggregate market value of the common stock granted of $4,418 based on at the last sale price ($0.63 per share) on the aforementioned date, on the NYSE MKT of the Company’s common stock. Such amounts were recorded as compensation expense upon issuance.

On January 14, 2011, the Company entered into an employment agreement with its Chief Financial Officer, Larry G. Badgley.  The agreement provides for the grant of stock options, under the Plan, for the purchase of an aggregate of 288,667 shares of Company common stock.  These options have an exercise price $1.20 per share and expire five years from their issue date.  One option, for the purchase of 15,667 shares, was fully vested upon grant.  The other option, for the purchase of 273,000 shares vested on October 1, 2012.  We estimated the fair value of the options on the date of grant using the Black-Scholes valuation model to be $100,997.  We recorded $17,366 and $52,100 and $31,531 of compensation expense for the years ending June 30, 2013, 2012 and 2011, respectively.

The weighted-average fair value at the grant date using the Black-Scholes valuation model for options issued during fiscal 2011 was $0.35 per share.  The fair value of options at the date of grant was estimated using the following weighted-average assumptions for fiscal 2011: (a) no dividend yield on our common stock, (b) expected stock price volatility of 73%, (c) a discount rate of 2.04% and (d) an expected option term of 5 years.

The expected term of the options represents the estimated period of time until exercise and is based on consideration to the contractual terms, vesting schedules and expectations of future employee behavior.  For fiscal 2013, expected stock price volatility is based on the historical volatility of our common stock.

The risk-free interest rate is based on the U.S. Treasury bill rate in effect at the time of grant with an equivalent expected term or life.

Information regarding activity for stock options under the Plan is as follows:

		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20	2.25
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, June 30, 2013	288,667	1.20	2.25	$—

Exercisable, June 30, 2013	288,667	$1.20	2.25	$—

Information related to the Plan during fiscal June 30, 2013 is as follows:

Intrinsic value of options exercised	$—

Weighted-average fair value of options granted	$100,997

On January 4, 2012, the Company issued 400,000 shares of common stock to seven directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the common stock granted was $236,000 based on the last sale price ($0.59 per share), on the NYSE MKT of the Company’s common stock. Such amount was expensed upon issuance to compensation expense.

On January 24, 2013, the Company paid cash of $13,000 and issued 72,500 shares of common stock to four directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the common stock granted was $15,225 based on the last sale price ($0.21 per share) on January 24, 2013, on the NYSE-MKT of the Company’s common stock. Such amount was expensed upon issuance to compensation expense.

On April 4, 2013, the Company paid cash of $13,000 and issued 72,500 shares of common stock to four directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the common stock granted was $19,213 based on the last sale price ($0.265 per share) on April 4, 2013, on the NYSE-MKT of the Company’s common stock. Such amount was expensed upon issuance to compensation expense.

The following table provides information related to stock-based compensation for the years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
	2013	2012	2011
Officer and employee restricted stock grants:
Pretax compensation expense	$—	$—	$—
Tax benefit	$—	$—	$—
Restricted stock expense, net of tax	$—	$—	$—

Director stock grants:
Pretax compensation expense	$34,438	$236,000	$542,619
Tax benefit	$—	$—	$—
Director stock grants expense, net of tax	$34,438	$236,000	$542,619

Stock options:
Pretax compensation expense	$17,366	$52,100	$31,531
Tax benefit	$—	$—	$—
Stock option expense, net of tax	$17,366	$52,100	$31,531

Total stock-based compensation:
Pretax compensation expense	$51,804	$288,100	$574,150
Tax benefit	$—	$—	$—
Total share based compensation expense, net of tax	$51,804	$288,100	$574,150